Contingencies, Commitments and Other Circumstances	12 Months Ended
Dec. 31, 2012
Contingencies, Commitments and Other Circumstances [Abstract]
Contingencies, Commitments and Other Circumstances

15. Contingencies, Commitments and Other Circumstances

Contingencies

Resolution of criminal and regulatory matters

In May of 2008, the United States Department of Justice (the “DOJ”) filed an Information and Deferred Prosecution Agreement (“DPA”) in the United States District Court in Houston concluding its investigation into violations of the Foreign Corrupt Practices Act of 1977, as amended (the “FCPA”), by Willbros Group, Inc. and its subsidiary Willbros International, Inc. (“WII”). Also in May 2008, WGI reached a final settlement with the SEC to resolve its previously disclosed investigation of possible violations of the FCPA and possible violations of the Securities Act and the Exchange Act. These investigations stemmed primarily from the Company’s former operations in Bolivia, Ecuador and Nigeria. The settlements together required the Company to pay a total of $32,300 in penalties and disgorgement, over approximately three years, plus post-judgment interest on $7,725, all of which has now been paid. As part of its agreement with the SEC, the Company is subject to a permanent injunction barring future violations of certain provisions of the federal securities laws. As to its agreement with the DOJ, both WGI and WII were subject to the DPA for a period of three years. Among its terms, the DPA provided that, in exchange for WGI’s and WII’s full compliance with the DPA, the DOJ would not continue a criminal prosecution of WGI and WII and with the successful completion of the DPA’s terms, the DOJ would move to dismiss the criminal investigation.

As provided for in the DPA, in 2009, the Company retained a government-approved independent monitor, at the Company’s expense, for a two and one-half year period, who reported to the DOJ on the Company’s compliance with the FCPA and other applicable laws. During the monitorship, the Company provided the monitor with access to information, documents, records, facilities and employees and the monitor filed three written reports with the DOJ. In the reports, the monitor made numerous findings and recommendations to the Company with respect to the improvement of its internal controls and policies and procedures for detecting and preventing violations of applicable anti-corruption laws, and the Company made significant efforts to implement the recommendations.

In the third and final report issued on March 2, 2012, the monitor reviewed the significant changes in the Company since the occurrence of the events leading to filing of the criminal information and the DPA, as well as the Company’s progress in implementing the monitor’s recommendations in the first and second reports. The monitor concluded the third report by certifying that the anti-bribery compliance program of Willbros is appropriately designed and implemented to ensure compliance with the FCPA and other applicable anti-corruption laws. This certification lead to the DOJ filing its motion to dismiss the criminal information and the court’s signing the order of dismissal, with prejudice, on April 2, 2012. The dismissal with prejudice means that the Company may no longer be prosecuted for the offenses listed in the criminal information.

Settlement – Facility Construction Project Dispute

In September 2008, TransCanada awarded the Company the cost-reimbursable plus fixed fee construction contract for seven pump stations in Nebraska and Kansas. On January 13, 2010, TransCanada notified the Company that it was in breach of the contract and was being terminated for cause immediately. At the time of termination, the Company had completed approximately 91.0 percent of its scope of work.

The Company disputed the validity of the termination for cause and challenged the contractual procedure followed by TransCanada for termination for cause, which allows for a 30 day notification period during which time the Company is granted the opportunity to remedy the alleged default. Despite not being granted this time, the Company agreed in good faith to cooperate with TransCanada in an orderly demobilization and handover of the remaining work. Prior to the settlement of this claim in June 2011, the Company had outstanding receivables related to this project of $71,159 and unapproved change orders for additional work of $4,223, which had not been billed. Additionally, there were claims for additional fees totaling $16,442. It is the Company’s policy not to recognize income on unapproved change orders or claims until they have been approved. Accordingly, the $4,223 in pending change orders and the $16,442 of claims were excluded from the Company’s revenue recognition. The preceding balances were partially offset by an unissued billing credit of $2,000 related to a TransCanada mobilization prepayment.

In May and June of 2010, the Company filed liens on the constructed facilities. On June 16, 2010, the Company notified TransCanada that the Company intended to exercise its rights to conflict resolution under the contract, and on July 6, 2010, the International Chamber of Commerce received the Company’s request for arbitration. On September 15, 2010, the Company received TransCanada’s response to the Notice of Arbitration, which included a counterclaim for damages of $23,000 for the alleged breach of contract. In addition, TransCanada disclaimed its responsibility for payment of the current receivable balance outstanding as of June 30, 2011, the unapproved change orders for additional work and claims for additional fees.

On June 24, 2011, the Company and TransCanada entered into an agreement that settled all of the outstanding claims between the parties related to the contract. Under terms of the settlement agreement, the Company received a payment of $61,000, waived all claims for additional costs, fees and change orders, was relieved of any further warranty obligations on the project, agreed to release the liens it had filed, and has been reinstated as an approved bidder to TransCanada and its affiliates. TransCanada also waived its counterclaim. As a result of the settlement, the Company incurred a non-cash charge in its second quarter 2011 results of $8,236, which is included in the “Settlement of project dispute” line item for the year ended December 31, 2011.

On December 21, 2011, the Company resolved the remaining dispute with one subcontractor on the project. The Company is not aware of any other remaining claims or disputes on the project.

Silver Eagle

Prior to a recent payment of $3,500, Construction and Turnaround Services, LLC (“CTS”) a subsidiary of the Company, had uncollected invoices totaling $5,525 from Silver Eagle Refining, Inc. (“Silver Eagle”) on a construction and engineering support contract entered into in January 2011. Silver Eagle paid all of CTS’ invoices on the project until July 28, 2011, but made only one payment after that date until the recent payment. The contract is cost-reimbursable, with labor hours being reimbursable at agreed rates and subcontractor and material costs being reimbursable at cost plus agreed markups.

The contract provides that Silver Eagle has ten days from receipt to dispute an invoice, failing which Silver Eagle will be deemed to have waived its right to withhold payment. No such dispute has ever been timely communicated to CTS.

On August 26, 2011, CTS filed a mechanic’s lien on Silver Eagle’s refinery for the full amount of its claim and further, on August 31, 2011, filed an arbitration action against Silver Eagle. Subsequently, CTS filed an action in Utah State Court to foreclose on its mechanic lien. This action is stayed until the arbitration proceedings are completed.

A three-party arbitration panel has been selected and the Company expects the arbitration hearing to commence in the first quarter of 2013.

The Company believes its lien rights provide substantial protection in the event Silver Eagle is unable to meet its obligations.

The Company believes that its performance of the project fully conforms to all contractual requirements and that the arbitration proceedings will result in an award in CTS’ favor for the full amount of the outstanding invoices. The Company further believes that any collection risk is mitigated by its lien rights. Accordingly, at December 31, 2012, the Company has not recorded an allowance for doubtful accounts against the outstanding receivable.

On February 20, 2013, CTS received a payment of $3,500 from Silver Eagle, leaving an outstanding balance of approximately $2,025 to be pursued in the arbitration. CTS is also seeking interest and attorney fees in the arbitration.

Other

In addition to the matters discussed above and in Note 18 – Discontinuance of Operations, Held for Sale Operations and Asset Disposals, the Company is party to a number of other legal proceedings. Management believes that the nature and number of these proceedings are typical for a firm of similar size engaged in a similar type of business and that none of these proceedings is material to the Company’s consolidated results of operations, financial position or cash flows.

Commitments

From time to time, the Company enters into commercial commitments, usually in the form of commercial and standby letters of credit, surety bonds and financial guarantees. Contracts with the Company’s customers may require the Company to secure letters of credit or surety bonds with regard to the Company’s performance of contracted services. In such cases, the commitments can be called upon in the event of failure to perform contracted services. Likewise, contracts may allow the Company to issue letters of credit or surety bonds in lieu of contract retention provisions, where the client withholds a percentage of the contract value until project completion or expiration of a warranty period. Retention commitments can be called upon in the event of warranty or project completion issues, as prescribed in the contracts. At December 31, 2012, the Company had approximately $58,140 of outstanding letters of credit, all of which related to continuing operations. This amount represents the maximum amount of payments the Company could be required to make if these letters of credit are drawn upon. Additionally, the Company issues surety bonds customarily required by commercial terms on construction projects. At December 31, 2012, the Company had bonds outstanding, primarily performance bonds, with a face value at $516,323 related to continuing operations. This amount represents the bond penalty amount of future payments the Company could be required to make if the Company fails to perform its obligations under such contracts. The performance bonds do not have a stated expiration date; rather, each is released when the contract is accepted by the owner. The Company’s maximum exposure as it relates to the value of the bonds outstanding is lowered on each bonded project as the cost to complete is reduced. As of December 31, 2012, no liability has been recognized for letters of credit or surety bonds.

Operating Leases

The Company has certain operating leases for various equipment and office facilities. Rental expense for continuing operations excluding daily rentals and reimbursable rentals under cost plus contracts was $23,726 in 2012, $11,308 in 2011, and $14,699 in 2010.

Minimum lease commitments under operating leases as of December 31, 2012, totaled $143,070 and are payable as follows: 2013, $35,826; 2014, $22,607; 2015, $16,293; 2016, $13,163; 2017, $10,680; and thereafter, $44,501.

Other Circumstances

The Company has the usual liability of contractors for the completion of contracts and the warranty of its work. In addition, the Company acts as prime contractor on a majority of the projects it undertakes and is normally responsible for the performance of the entire project, including subcontract work. Management is not aware of any material exposure related thereto which has not been provided for in the accompanying consolidated financial statements.

See Note 18 — Discontinuance of Operations, Held for Sale Operations and Asset Disposals for discussion of commitments and contingencies associated with Discontinued Operations.